DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) $ in Thousands					12 Months Ended
	Dec. 19, 2016 USD ($) shares	Apr. 05, 2016 shares	Oct. 13, 2015 USD ($) shares	May 14, 2014 shares	Dec. 31, 2017 USD ($) reportable_segment shares	Dec. 31, 2016 USD ($) segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Aug. 17, 2016	May 15, 2015
Description of Business [Line Items]
Ownership percentage		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Proceeds from sale of PBF LLC Series C units, net of underwriters’ discount and commissions | $					$ 0	$ 275,300	$ 345,000
Offering costs for issuance of PBF Logistics LP common units | $					$ 0	$ 0	$ 0
Number of Reportable Segments					2	2
PBF Logistics LP [Member] | Common Units [Member]
Description of Business [Line Items]
Units sold in public offering		2,875,000
PBF LLC [Member] | Series A Units [Member]
Description of Business [Line Items]
Ownership percentage of equity held					3.30%
Shares outstanding					3,767,464
PBF LLC [Member] | Series C Units [Member]
Description of Business [Line Items]
Public offering (in shares)						10,000,000	11,500,000
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Description of Business [Line Items]
Ownership percentage of equity held					96.70%	96.50%
PBF Energy [Member] | Class A Common Stock [Member]
Description of Business [Line Items]
Shares outstanding					110,586,762
IPO [Member] | PBF Logistics LP [Member] | Common Units [Member]
Description of Business [Line Items]
Units sold in public offering				15,812,500
Secondary Public Offering [Member] | PBF LLC [Member] | Series A Units [Member]
Description of Business [Line Items]
Public offering (in shares)							(3,804,653)	(48,000,000)
Secondary Public Offering [Member] | PBF LLC [Member] | Series C Units [Member]
Description of Business [Line Items]
Public offering (in shares)							3,804,653	48,000,000
Over-Allotment Option [Member] | PBF Energy Inc. [Member] | Class A Common Stock [Member]
Description of Business [Line Items]
Public offering (in shares)			1,500,000
Public Offering [Member] | PBF Energy Inc. [Member] | Class A Common Stock [Member]
Description of Business [Line Items]
Public offering (in shares)	10,000,000		11,500,000
Proceeds from sale of PBF LLC Series C units, net of underwriters’ discount and commissions | $	$ 274,300		$ 344,000
Limited Partner [Member] | PBF LLC [Member]
Description of Business [Line Items]
Ownership percentage		49.50%			44.10%	44.20%	53.70%	52.10%	44.60%	53.90%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Description of Business [Line Items]
Ownership percentage by parent					80.00%
T&M Terminal Company [Member] | Chalmette Refining [Member]
Description of Business [Line Items]
Ownership percentage by parent					80.00%